CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares
Revenues	¥ 835,314	$ 117,969	¥ 1,074,278	¥ 973,207
Cost of revenues (exclusive of amortization of intangible assets shown separately below, including transactions with related parties of RMB51,814, RMB69,333 and RMB92,591 for the years ended March 31, 2018, 2019 and 2020, respectively)	(293,757)	(41,486)	(313,788)	(317,725)
Sales and marketing expenses	(613,183)	(86,598)	(743,732)	(747,928)
Research and development expenses	(171,137)	(24,169)	(236,446)	(289,274)
General and administrative expenses	(128,152)	(18,099)	(168,379)	(100,105)
Amortization of intangible assets	(331,294)	(46,788)	(194,874)	(384,555)
Goodwill impairment	(1,382,149)	(195,197)
Other income, net	11,472	1,620	8,761	18,961
Loss from operations	(2,072,886)	(292,748)	(574,180)	(847,419)
Interest income	29,312	4,140	33,700	33,464
Gain/(Loss) from investments, net	(66,550)	(9,399)	31,236	172,219
Loss before income tax and share of results of equity investee	(2,110,124)	(298,007)	(509,244)	(641,736)
Income tax benefits	590	83	17,217	88,665
Share of results of equity investee	(114,104)	(16,115)	5,752	(4,982)
Net loss	(2,223,638)	(314,039)	(486,275)	(558,053)
Net income attributable to non-controlling interests | ¥				116
Net loss attributable to MOGU Inc.	(2,223,638)	(314,039)	(486,275)	(558,169)
Accretion on convertible redeemable preferred shares to redemption value			(509,904)	(688,240)
Deemed dividends to preferred shareholders	(89,076)		(89,076)
Net loss attributable to MOGU Inc.'s ordinary shareholders	(2,223,638)	(314,039)	(1,085,255)	(1,246,409)
Net loss	(2,223,638)	(314,039)	(486,275)	(558,053)
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of nil tax	105,433	14,890	55,440	(81,141)
Share of other comprehensive (loss)/income of equity method investee	(145)	(20)	938	(2,124)
Unrealized securities holding gains, net of tax	18,713	2,643	25,067	10,866
Total comprehensive loss	(2,099,637)	(296,526)	(404,830)	(630,452)
Total comprehensive income attributable to non-controlling interests | ¥				116
Total comprehensive loss attributable to MOGU Inc.	¥ (2,099,637)	$ (296,526)	¥ (404,830)	¥ (630,568)
Net loss per share attributable to ordinary shareholders
Basic | (per share)	¥ (0.82)	$ (0.12)	¥ (0.87)	¥ (2.26)
Diluted | (per share)	¥ (0.82)	$ (0.12)	¥ (0.87)	¥ (2.26)
Weighted average number of shares used in computing net loss per share
Basic | shares	2,718,827,977	2,718,827,977	1,247,998,533	550,793,455
Diluted | shares	2,718,827,977	2,718,827,977	1,247,998,533	550,793,455
Cost of Revenues
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 2,747	$ 388	¥ (13,916)	¥ (4,619)
General and Administrative Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(17,740)	(2,505)	(64,433)	(3,751)
Sales and Marketing Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(7,927)	(1,120)	(9,558)	(2,450)
Research and Development Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(9,265)	(1,308)	(15,161)	(6,016)
Commission Revenues
Revenues	438,274	61,896	507,728	416,335
Marketing Services Revenues
Revenues	243,081	34,330	395,747	476,608
Other Revenues
Revenues	¥ 153,959	$ 21,743	¥ 170,803	¥ 80,264